Expense by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature
Expenses by nature

19. Expenses by nature

Expenses by nature were as follows:

In EUR	2020	2019	2018
Raw materials and consumables	105,030,465	101,070,401	134,453,049
Salaries, wages and employee benefits	22,877,775	24,676,137	18,073,070
Consultancy and professional fees	4,064,764	3,574,695	2,144,300
Advertising, vehicle and travel expenses	1,341,142	2,552,183	3,691,559
Warranty	124,881	(921,496)	252,125
Lease expenses	190,673	217,855	1,417,331
Purchased services	2,443,355	1,798,175	3,186,693
Taxes, insurance costs, and other dues	1,993,462	2,073,989	914,185
Depreciation and amortisation	7,043,590	6,537,028	3,212,450
Maintenance	1,704,322	1,611,234	237,948
Other	4,357,742	3,958,879	1,189,369
Total	151,172,171	147,149,080	168,772,079

Salary, wages and employee benefits included salaries and wages which amounted to TEUR 21,426 in 2020 (2019: TEUR 22,724; 2018: TEUR 16,239) and social security contributions which amounted to TEUR 1,452 in 2020 (2019: TEUR 2,188; 2018: TEUR 1,848). In 2020, Warranty includes a benefit from the reversal of a TEUR 65 (2019: TEUR 996) warranty provision in the year; refer to Note 13 for additional information.

In 2020 the category “Other” contains other R&D expenses in the amount of TEUR 1,927 (2019: TEUR 1,162; 2018: TEUR 0), utilities expenses of TEUR 1,439 (2019: TEUR 1,593; 2018: TEUR 147), miscellaneous small amounts, primarily comprised of approximately TEUR 189 (2019: TEUR 174; 2018: TEUR 234) for cafeteria expenses, TEUR 162 (2019: TEUR 131; 2018: TEUR 94) for quality and testing expenses and TEUR 0  (2019: TEUR 0;  2018: TEUR 148) for relocation expenses.